UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Akanthos Capital Management, LLC
Address: 21700 Oxnard Street, Suite 1520
         Woodland Hills, CA  91367-7584

13F File Number:  28-10430

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Michael Kao
Title:     Manager
Phone:     (818) 456-5220

Signature, Place, and Date of Signing:

     /s/  Michael Kao     Woodland Hills, CA     October 27, 2008

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         1

Form13F Information Table Entry Total:     23

Form13F Information Table Value Total:     $150,941 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name

01   28-10433                      Akanthos Arbitrage Master Fund, L.P.

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
A D C TELECOMMUNICATIONS       NOTE 3.500% 7/1  000886AE1     5428  7500000 PRN      DEFINED 01            7500000        0        0
CHIQUITA BRANDS INTL INC       NOTE 4.250% 8/1  170032AT3     3213  3500000 PRN      DEFINED 01            3500000        0        0
COMPUCREDIT CORP               COM              20478N100     1357   346086 SH       DEFINED 01             346086        0        0
COMPUCREDIT CORP               NOTE 5.875%11/3  20478NAD2     8205 30000000 PRN      DEFINED 01           30000000        0        0
DECODE GENETICS INC            NOTE 3.500% 4/1  243586AB0     1406 12500000 PRN      DEFINED 01           12500000        0        0
FORD MTR CO DEL                NOTE 4.250%12/1  345370CF5    21471 32500000 PRN      DEFINED 01           32500000        0        0
FREEPORT-MCMORAN COPPER & GO   COM              35671D857     2842    50000 SH       DEFINED 01              50000        0        0
GENERAL MTRS CORP              DEB SR CONV B    370442733     7056   800000 SH       DEFINED 01             800000        0        0
HUNTSMAN CORP                  COM              447011107     3150   250000 SH       DEFINED 01             250000        0        0
INLAND REAL ESTATE CORP        NOTE 4.625%11/1  457461AB7    24647 28500000 PRN      DEFINED 01           28500000        0        0
JA SOLAR HOLDINGS CO LTD       NOTE 4.500% 5/1  466090AA5     6270 10000000 PRN      DEFINED 01           10000000        0        0
LDK SOLAR CO LTD               SPONSORED ADR    50183L107     1888    62891 SH       DEFINED 01              62891        0        0
LEHMAN BROS HLDGS INC          COM              524908100      112   521300 SH       DEFINED 01             521300        0        0
OSCIENT PHARMACEUTICALS CORP   NOTE 3.500% 4/1  68812RAC9     2685 17900000 PRN      DEFINED 01           17900000        0        0
PIER 1 IMPORTS INC             NOTE 6.375% 2/1  720279AH1     9342 13500000 PRN      DEFINED 01           13500000        0        0
PROLOGIS                       NOTE 1.875%11/1  743410AR3    17661 25000000 PRN      DEFINED 01           25000000        0        0
SPDR TR                        UNIT SER 1       78462F103    11599   100000 SH       DEFINED 01             100000        0        0
SPDR TR                        UNIT SER 1       78462F103     4750   500000 SH  PUT  DEFINED 01             500000        0        0
UAL CORP                       NOTE 4.500% 6/3  902549AH7     3559  8000000 PRN      DEFINED 01            8000000        0        0
UNIVERSAL CORP VA              COM              913456109     2300    46847 SH       DEFINED 01              46847        0        0
US BANCORP DEL                 DBCV 9/2         902973AQ9     9876 10000000 PRN      DEFINED 01           10000000        0        0
WACHOVIA CORP NEW              CONV7.5%PFD CL A 929903219     1900     5000 SH       DEFINED 01               5000        0        0
WASHINGTON MUT INC             COM              939322103      224  2735300 SH       DEFINED 01            2735300        0        0